Share-based Compensation (Assumptions Used in Option-pricing Model) (Details) (Share Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	10 years	10 years	10 years
Dividend yield	0.00%	0.00%	0.00%
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.26%	1.04%	2.70%
Exercise Multiple	2.0	2.2	2.0
Expected Forfeiture Rate (Post-vesting)	0.00%	0.00%	0.00%
Volatility rate	42.00%	51.00%	66.00%
Share price (in US dollars per share)	$ 1.21	$ 1.25	$ 0.80
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.16%	3.00%	4.20%
Exercise Multiple	2.8	2.8	3.0
Expected Forfeiture Rate (Post-vesting)	7.00%	5.00%	2.00%
Volatility rate	50.00%	68.00%	77.00%
Share price (in US dollars per share)	$ 4.53	$ 2.14	$ 2.19
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate			2.70%
Expected Forfeiture Rate (Post-vesting)	0.00%	0.00%	0.00%
Expected option life			10 years
Dividend yield	0.00%	0.00%	0.00%
Non-Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.26%	2.24%
Expected option life	8 years	9 years
Volatility rate	47.00%	48.00%	67.00%
Share price (in US dollars per share)	$ 1.21	$ 1.21	$ 0.95
Non-Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.06%	2.60%
Expected option life	10 years	10 years
Volatility rate	50.00%	66.00%	68.00%
Share price (in US dollars per share)	$ 4.36	$ 2.13	$ 1.07